                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                                                       FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999
                                                ---------------

Check here if Amendment [  ]; Amendment Number:  ____

  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                        Advent International Corporation
Address:                     75 State Street
                             Boston, MA  02109

13F File Number:  28-6054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          Janet L. Hennessy
Title:         Vice President and Treasurer
Phone:         (617) 951-9447

Signature, Place, and Date of Signing:

    /s/Janet L. Hennessy           Boston, MA                7/15/99
---------------------------     ----------------          -------------
        [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

         FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           None

Form 13F Information Table Entry Total:                       25
                                                  --------------------------

Form 13F Information Table Value Total:           $         319,443
                                                   -------------------------
                                                          (thousands)

                                                   FORM 13F INFORMATION TABLE


           COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------------- ------------------------------------------------------------------------------------------------
                                                                                                              VOTING AUTHORITY
                                  TITLE OF                VALUE     SHRS OR    SH/ PUT  INVESTMENT  OTHER    -------------------
        NAME OF ISSUER             CLASS       CUSIP     (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------- ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

@ENTERTAINMENT, INC.                  COMMON 045920-10-5    97,808 5,216,431               SOLE           5,216,431
--------------------------------------------------------------------------------------------------------------------------------

ADVANCED RADIO TELECOM CORP.          COMMON 00754U-10-1    15,261 1,248,965               SOLE           1,248,965
--------------------------------------------------------------------------------------------------------------------------------
ASYST TECHNOLOGY, INC.                COMMON 04648X-10-7     5,287   235,484               SOLE             235,484
--------------------------------------------------------------------------------------------------------------------------------
BROOKS AUTOMATION, INC.               COMMON 11434A-10-0       344    12,723               SOLE              12,723
--------------------------------------------------------------------------------------------------------------------------------
CORSAIR COMMUNICATIONS, INC.          COMMON 220406-10-2     6,677 1,848,209               SOLE           1,848,209
--------------------------------------------------------------------------------------------------------------------------------
CUBIST PHARMACEUTICALS, INC.          COMMON 229678-10-7     2,447   690,476               SOLE             690,476
--------------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS, INC.                 COMMON 126667-10-4     1,397   253,944               SOLE             253,944
--------------------------------------------------------------------------------------------------------------------------------
EPIX MEDICAL, INC.                    COMMON 26881Q-10-1     2,127   455,019               SOLE             455,019
--------------------------------------------------------------------------------------------------------------------------------
EURONET SERVICES, INC.                COMMON 298736-10-9     1,597 1,032,178               SOLE           1,032,178
--------------------------------------------------------------------------------------------------------------------------------
FLIR SYSTEMS, INC.                    COMMON 302445-10-1    12,812   996,524               SOLE             996,524
--------------------------------------------------------------------------------------------------------------------------------
FONIX CORPORATION                     COMMON 34459U-10-8       100   473,375               SOLE             473,375
--------------------------------------------------------------------------------------------------------------------------------
KERAVISION, INC.                      COMMON 492061-10-6     2,729   210,904               SOLE             210,904
--------------------------------------------------------------------------------------------------------------------------------
ILEX ONCOLOGY, INC.                   COMMON 451923-10-6     4,462   594,955               SOLE             594,955
--------------------------------------------------------------------------------------------------------------------------------
INTERLEAF, INC.                       COMMON 458729-10-0     1,624   325,189               SOLE             325,189
--------------------------------------------------------------------------------------------------------------------------------
LECROY CORPORATION                    COMMON 52324W-10-9    11,844   500,000               SOLE             500,000
--------------------------------------------------------------------------------------------------------------------------------
LIGHTBRIDGE, INC.                     COMMON 532226-10-7    18,235 1,935,375               SOLE           1,935,375
--------------------------------------------------------------------------------------------------------------------------------
LOGAL EDUCATIONAL SOFTWARE          ORDINARY M6777Q-10-6       417   725,952               SOLE             725,952
--------------------------------------------------------------------------------------------------------------------------------
NEXTLINK COMMUNICATIONS, INC. CLASS A COMMON 65333H-70-7     8,665   137,069               SOLE             137,069
--------------------------------------------------------------------------------------------------------------------------------
PIXTECH INC.                          COMMON 72583K-10-9       862   675,945               SOLE             600,108  75,837
--------------------------------------------------------------------------------------------------------------------------------
PRIMACOM.AG                   SPONSORED ADRs 74154N-10-8   100,647 6,065,366               SOLE           6,065,366
--------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS
   INTERNATIONAL                      COMMON 749121-10-9     4,227   170,446               SOLE             170,446
--------------------------------------------------------------------------------------------------------------------------------
VISION TWENTY-ONE, INC.               COMMON 92831N-10-1        91    14,527               SOLE              14,527
--------------------------------------------------------------------------------------------------------------------------------
VOXWARE, INC.                         COMMON 92906L-10-5       825 1,000,000               SOLE           1,000,000
--------------------------------------------------------------------------------------------------------------------------------
WORLDGATE COMMUNICATIONS, INC.        COMMON 98156L-30-7    14,576   379,218               SOLE             379,218
--------------------------------------------------------------------------------------------------------------------------------
ZINDART LIMITED               SPONSORED ADRs 989597-10-9     4,383   708,444               SOLE             708,444
--------------------------------------------------------------------------------------------------------------------------------